SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

30. SUBSEQUENT EVENTS

The Group has evaluated subsequent events through the date the consolidated financial statements are issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements other than as discussed below.

Pursuant to the definitive agreement signed on July 4, 2021 among the Group, Shengdu and Shengdu's existing shareholders, the group agreed to acquire 49% equity interest in Shengdu for a total consideration capped at RMB3,920 million with cash and 51% equity interest in Shengdu for a total consideration at RMB4,080 million with restricted shares, from Shengdu's existing shareholders. The restricted shares would be settled at an issuance price based on the weighted average closing prices of the Company's ADSs for 30 consecutive trading days before the closing of the Shengdu Acquisition. Such equity interests shall be restricted from the transfer, sale, pledge or any other form of disposal within a certain period of time and will released upon certain conditions.

In January 2022, the Group has acquired 43% of Shengdu’s equity interest, with capped consideration in cash amount to RMB3,440 million, among which RMB2,820 million had been paid in January. The Group paid the remaining cash consideration of RMB980 million on April 14, 2022. The cash consideration of RMB3,920 million has been fully settled.

Due to the valuation adjustment of China based companies in March 2022, the management of the Group renegotiated the consideration with Shengdu. On March 31, 2022, the management of the Group, Shengdu and Shengdu’s existing shareholders agreed to enter into an amended share purchase agreement, in which the Group would acquire Shengdu’s remaining 51% equity interest by issuing 44,315,854 restricted Class A Ordinary Shares to the selling shareholders of Shengdu as the consideration. The restrictions on the issued shares are the same as the original agreement. On April 11, 2022, the Group signed the amended agreement with Shengdu and its existing shareholders.

The Company does not expect that the amendment will have a material financial impact to its financial statements. The acquisition date fair value of the 44,315,854 restricted Class A Ordinary Shares to be issued to the selling shareholders of Shengdu will be recognized as share-based compensation expenses in the restriction period of three years.